EARNINGS PER SHARE - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended								12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Basic
Net earnings from continuing operations	$ 587,679	$ 517,340	$ 461,053	$ 148,635	$ 140,113	$ 141,397	$ 157,534	$ 128,150	$ 145,039	$ 123,876	$ 120,275	$ 587,679	$ 517,340	$ 461,053
Net earnings attributable to noncontrolling interests												(59,599)	(103,401)	(85,187)
Net earnings from continuing operations attributable to Match Group, Inc. shareholders												528,080	413,939	375,866
(Loss) earnings from discontinued operations, net of tax				0	508	(34,611)	(331,967)	4,338	21,981	27,565	(4,697)	(366,070)	49,187	306,643
Net loss (earnings) attributable to noncontrolling interests of discontinued operations												319	(9,288)	(45,599)
Net (loss) earnings from discontinued operations attributable to shareholders												(365,751)	39,899	261,044
Net earnings attributable to Match Group, Inc. shareholders				149,035	141,207	74,917	(202,830)	108,641	135,792	118,117	91,288	162,329	453,838	636,910
Numerator: Diluted
Net earnings from continuing operations	$ 587,679	$ 517,340	$ 461,053	148,635	140,113	141,397	157,534	128,150	145,039	123,876	120,275	587,679	517,340	461,053
Net earnings attributable to noncontrolling interests												(59,599)	(103,401)	(85,187)
Impact from subsidiaries' dilutive securities of continuing operations												(9,999)	(25,997)	(24,783)
Interest on dilutive Exchangeable Notes, net of income tax												16,300	5,791	3,500
Net earnings from continuing operations attributable to Match Group, Inc. shareholders												534,381	393,733	354,583
(Loss) earnings from discontinued operations, net of tax				$ 0	$ 508	$ (34,611)	$ (331,967)	$ 4,338	$ 21,981	$ 27,565	$ (4,697)	(366,070)	49,187	306,643
Net loss (earnings) attributable to noncontrolling interests of discontinued operations												319	(9,288)	(45,599)
Impact from subsidiaries’ dilutive securities of discontinued operations												(240)	(67)	(445)
Net (loss) earnings from discontinued operations attributable to shareholders												(365,991)	39,832	260,599
Net earnings attributable to Match Group, Inc. shareholders												$ 168,390	$ 433,565	$ 615,182
Denominator: Basic
Basic weighted average common shares outstanding (shares)												223,433,000	181,869,000	180,025,000
Denominator: Diluted
Basic weighted average common shares outstanding (shares)												223,433,000	181,869,000	180,025,000
Dilutive securities (shares)												12,157,000	10,129,000	16,409,000
Dilutive shares from Exchangeable Notes, if-converted (in shares)												20,430,000	9,784,000	7,340,000
Dilutive weighted average common shares outstanding (shares)	256,020,000	201,782,000	203,774,000									256,020,000	201,782,000	203,774,000
Earnings (loss) per share:
Basic - Earnings per share from continuing operations (USD per share)	$ 2.36	$ 2.28	$ 2.09	$ 0.56	$ 0.54	$ 0.61	$ 0.69	$ 0.56	$ 0.64	$ 0.54	$ 0.53	$ 2.36	$ 2.28	$ 2.09
Basic - Loss per share from discontinued operations, net of tax (USD per share)												(1.64)	0.22	1.45
Basic (USD per share)				0.56	0.54	0.41	(1.11)	0.59	0.75	0.65	0.50	0.73	2.50	3.54
Diluted - Earnings per share from continuing operations (USD per share)	$ 2.09	$ 1.95	$ 1.74	0.50	0.47	0.54	0.61	0.48	0.55	0.47	0.45	2.09	1.95	1.74
Diluted - Loss per share from discontinued operations, net of tax (USD per share)												(1.43)	0.20	1.28
Diluted (USD per share)				$ 0.50	$ 0.47	$ 0.36	$ (1.00)	$ 0.51	$ 0.64	$ 0.56	$ 0.43	$ 0.66	$ 2.15	$ 3.02
Common Stock $0.001 Par Value
Antidilutive Securities Excluded from Computation of Earnings Per Share
Number of shares issued upon Separation per former class A common stock				2.1584								2.1584
Stock options and restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)												13,400,000	15,700,000	7,500,000
Market based awards and performance based options and units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)												400,000	400,000	200,000
Exchangeable Notes | 2.00% Exchangeable Senior Notes due January 15, 2030 (the “2030 Exchangeable Notes”); interest payable each January 15 and July 15 | Former IAC
Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)												2,500,000